Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Loss from operations	$ (7,679,000)	$ (4,869,000)		$ (31,454,000)	$ (24,238,000)
Other income (expense):
Net income (loss)	(9,541,000)	(5,703,000)		(36,866,000)	(28,777,000)
Revenues	15,804,000	9,846,000		52,852,000	37,166,000
Cost of revenues	11,765,000	7,600,000		41,553,000	28,072,000
Gross profit	4,039,000	2,246,000		11,299,000	9,094,000
Operating expenses:
General and administrative	10,573,000	6,774,000		39,401,000	31,975,000
Sales and marketing	1,145,000	341,000		3,352,000	1,357,000
Interest expense, net	1,851,000	904,000		5,467,000	3,780,000
Other, net	11,000	(70,000)		(55,000)	759,000
Total other expense:	$ 1,862,000	$ 834,000		$ 5,412,000	$ 4,539,000
Basic and diluted weighted average shares outstanding (in Shares)	9,268,822	8,151,888		8,619,131	7,941,652
Basic and diluted net income (loss) per share (in Dollars per share)	$ (1.03)	$ (0.7)		$ (4.28)	$ (3.62)
B. Riley Principal 150 Merger Corp.[Member]
Operating costs	$ 945,787	$ 180,104	$ 1,448	$ 3,445,690
Loss from operations	(945,787)	(180,104)	(1,448)	(3,445,690)
Other income (expense):
Interest income	16,401	4,075		16,200
Warrant issue costs		(115,404)		(115,404)
Change in fair value of warrant liability	3,262,458	(296,167)		(3,322,267)
Total other income (expense)	3,278,859	(407,496)		(3,421,471)
Net income (loss)	$ 2,333,072	$ (587,600)	$ (1,448)	$ (6,867,161)
Operating expenses:
Basic and diluted weighted average shares outstanding (in Shares)				4,755,569
Basic and diluted net income (loss) per share (in Dollars per share)				$ (0.35)
Class A Common Stock | B. Riley Principal 150 Merger Corp.[Member]
Operating expenses:
Basic and diluted weighted average shares outstanding (in Shares)	17,770,000	7,108,000
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.11	$ (0.05)		(0.35)
Class B Common Stock | B. Riley Principal 150 Merger Corp.[Member]
Operating expenses:
Basic and diluted weighted average shares outstanding (in Shares)	4,312,500	4,312,500
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.11	$ (0.05)	$ 0	$ (0.35)